Stockholder’s Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stockholder’s Equity [Abstract]
STOCKHOLDER’S EQUITY

NOTE 7 — STOCKHOLDER’S EQUITY

Earn-out consideration

Earnout Shares potentially issuable as part of the Business Combination are recorded within equity as the instruments are deemed to be indexed to the Company’s common stock and met the equity classification criteria under ASC 815-40-25. Earnout Shares contain market conditions for vesting and were awarded to eligible shareholders, as described further below, and not to current employees.

As consideration for the contribution of the equity interests in Intermediate, Holdings received earnout consideration (“Holdings earnout”) of 3,500,000 shares of Class C common stock and a corresponding number of Class C OpCo Units subject to vesting with the achievement of separate market conditions. One half of the Holdings earnout shares will meet the market condition when the volume-weighted average share price (“VWAP”) of the Class A Common stock is greater than or equal to $15.00 for any 20 trading days within any period of 30 consecutive trading days within five years of the closing date. The second half will vest when the VWAP of the Class A Common stock is greater than or equal to $18.00 over the same measurement period.

Additionally, the Sponsor received earnout consideration (“Sponsor earnout”) of 3,234,375 shares of Class A common stock subject to forfeiture which will no longer be subject to forfeiture with the achievement of separate market conditions (the “Sponsor Shares”). One half of the Sponsor earnout will no longer be subject to forfeiture if the VWAP of Class A common stock is greater than or equal to $15.00 for any 20 trading days within any period of 30 consecutive trading days within five years of the closing date. The second half will no longer be subject to forfeiture when the VWAP of the Class A common stock is greater than or equal to $18.00 over the same measurement period.

Notwithstanding the forgoing, the Holdings earnout and Sponsor earnout shares will vest in the event of a sale of the Company at a price that is equal to or greater than the redemption price payable to the buyer of the company. The earn out consideration was issued in connection with the Business Combination on February 15, 2023. Holding earn out shares are neither issued nor outstanding as of March 31, 2023 as the performance requirements for vesting were not achieved. All Sponsor Shares granted in connection with the Business Combination are issued and outstanding as of March 31, 2023. Sponsor Shares subject to forfeiture pursuant to the above terms that do not vest in accordance with such terms shall be forfeited.

The grant-date fair value of the Earnout Shares attributable to Holdings and the Sponsor, using a Monte Carlo simulation model, was $10,594,000, and $5,791,677, respectively. The following table provides a summary of key inputs utilized in the valuation of the Earnout Shares as of February 15, 2023:

Inputs	February 15, 2023
Expected volatility	50.00%
Expected dividends	0%
Remaining expected term (in years)	4.88 years
Risk-free rate	4.7%
Discount Rate (WACC)	14.7%
Payment Probability	12.6% to 18.3% based on triggering event

The earnout arrangements are akin to a distribution to our shareholders, similar to the declaration of a pro rata dividend, and the fair value of the shares are a reduction to retained earnings.

Based on the Class A common stock trading price the market conditions were not met and no Earnout Shares vested as of March 31, 2023.

Share-based compensation

The Company follows the provisions of FASB ASC Topic 718, Compensation — Stock Compensation, as applicable to incentive units and the Company’s recognition of compensation expense.

Prior to closing of the business combination, certain subsidiaries of the Company, including Intermediate, were wholly-owned subsidiaries of Holdings. Holdings, which was outside of the business combination perimeter, had entered into several compensation related arrangements with management of Intermediate. Compensation costs associated with those arrangements were allocated by Holdings to Intermediate as the employees were rendering services to Intermediate. However, the ultimate contractual obligation related to these awards, including any future settlement, rested and continues to rest with Holdings.

The Holdings equity compensation instruments consisted of 1,000 authorized and issuable Series A Incentive Units and 1,000 authorized and issuable Founder Incentive Units. Both Series A Incentive Unit holders and Founders Incentive Unit holders participated in earnings and distributions after a specified return to the Series A Preferred Unit holders. The Series A Incentive Units were deemed to be Service-Based awards under ASC 718 due to vesting conditions. Vesting of the service-based units was to occur in equal installments of 25% on each of the first through fourth anniversaries of the August 7, 2020 grant date subject to the participant’s continuous service through such dates. The Founder Incentive Units were deemed to be Performance-Based based units as no vesting conditions existed.

The Company classified these units as equity awards and measured their fair value at the grant date. The fair value of each award was estimated on the grant date using a Black-Scholes option valuation model that used the assumptions noted below and other valuation techniques. Expected volatility was based on historical volatility for guideline public companies that operate in the Company’s industry. The expected term of awards granted represents management’s estimate for the number of years until a liquidity event as of the grant date. The risk-free rate for the period of the expected term was based on the U.S. Treasury yield curve in effect at the time of grant. In addition, management considered the distribution priority schedule or “waterfall calculation” in its estimation process.

There were 800 Series A Incentive Units granted by Holdings in August of 2020 and 600 and 400 were unvested as of December 31, 2021 and 2022, respectively. As the award recipients resided on subsidiaries of Intermediate and provided service to the Company, the Company recognized $602,498 of compensation expense related to the awards during the three months ended March 31, 2022.

There were 1,000 Founder Incentive Units issued in August of 2020 by Holdings and 1,000 were unvested as of December 31, 2021 and 2022, respectively. No compensation expense was recorded related to these awards during the three months ended March 31, 2022 as performance conditions had not, and were unlikely to be met.

On August 5, 2022, certain amendments to the existing Series A Incentive Units and Founder Incentive Units were made whereby all outstanding unvested Series A Incentive Units and Founders Incentive Units would become fully vested upon completion of the Business Combination. Additionally, as part of the amendment to these agreements, the priority of distributions under the Series A Incentive Units and Founders Incentive Units was also revised such that participants receive 10% of distributions after a specified return to BCF Holdings’ Series A Incentive Unit holders (instead of 20%). The modifications to the Series A Incentive Units and Founders Units did not result in any incremental unit-based compensation expense in connection with the August 2022 modification.

In connection with the closing of the Business Combination, and as a result of the August 5, 2022 amendments, all of the outstanding and unvested the Series A Incentive Units and Founder Incentive Units became fully vested. As such, the Company accelerated the remaining service-based share-based payment expense related to these awards of $2,146,792. The share-based payment expense was included in general and administrative expenses for the three-month period ended March 31, 2023. Performance conditions for the performance-based Founder Incentive Units had not, and were unlikely to be met as of March 31, 2023. As such, no share-based compensation cost was recorded for these units.

Recast of Intermediate Equity

The Business Combination was structured as a reverse merger and recapitalization which results in a common control arrangement where Holdings, the party that controls the reporting entity prior to the Business Combination, continues to control the Company immediately after the Business Combination. As such, there is not a new basis of accounting and the financial statements of the combined company represent a continuation of the financial statements of Intermediate where assets and liabilities of Intermediate continue to be reported at historical value. However, the reverse recapitalization requires a recast of Intermediate’s equity and EPS and is adjusted to reflect the par value of the outstanding capital stock of CENAQ. For periods before the reverse recapitalization, shareholders’ equity of Intermediate is presented based on the historical equity of Intermediate restated using the exchange ratio to reflect the equity structure of CENAQ.

Management evaluated the impact of the number of shares issued by CENAQ to affect the Business Combination in exchange for the shares of Intermediate (“the exchange ratio”) and concluded the recast of historical equity based on the exchange ratio did not result in a significant impact to historical equity. Management recorded a $3,509 increase to Class A common stock with an offset to additional paid in capital.

NOTE 7 — STOCKHOLDERS’ DEFICIT

Preferred Stock — The Company is authorized to issue 1,000,000 preferred stock with a par value of $0.0001 and with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2022 and 2021, there were no preferred stock issued and outstanding.

Class A Common Stock — The Company is authorized to issue 200,000,000 shares of Class A common stock with a par value of $0.0001 per share. On October 26, 2022, in accordance with the third amended and restated certificate of incorporation of the Company, the Sponsor elected to convert 3,487,500 of its shares of Class B Common Stock into shares of Class A common stock on a one-for-one basis. At December 31, 2022 and 2021, there were 3,677,250 and 189,750 shares of Class A common stock issued or outstanding, respectively, excluding 17,250,000 shares of Class A common stock subject to redemption.

Class B Common Stock — The Company is authorized to issue 20,000,000 shares of Class B common stock with a par value of $0.0001 per share. Holders are entitled to one vote for each share of Class B common stock. At December 31, 2022 and 2021, there were 825,000 and 4,312,500 shares of Class B common stock issued and outstanding, respectively. Of the 4,312,500 shares of Class B common stock, an aggregate of up to 562,500 shares were subject to forfeiture to the Company for no consideration to the extent that the underwriters’ over-allotment option is not exercised in full or in part, so that the initial stockholders will collectively own 20% of the Company’s issued and outstanding common stocks after the IPO. On August 19, 2021, the over-allotments were exercised in full, hence the 562,500 Founder Shares were no longer subject to forfeiture.

Holders of Class A common stock and holders of Class B common stock will vote together as a single class on all matters submitted to a vote of the Company’s stockholders except as required by law. Unless specified in the Company’s amended and restated certificate of incorporation or bylaws, or as required by applicable provisions of the Delaware General Corporation Law (“DGCL”) or applicable stock exchange rules, the affirmative vote of a majority of the Company’s shares of common stock that are voted is required to approve any such matter voted on by its stockholders.

The Class B common stock will automatically convert into Class A common stock at the time of the initial Business Combination on a one-for-one basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional shares of Class A common stock or equity-linked securities are issued or deemed issued in excess of the amounts offered in our IPO and related to the closing of the Business Combination, including pursuant to a specified future issuance, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance, including a specified future issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon completion of the IPO plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with the Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the Business Combination). Holders of Founder Shares may also elect to convert their shares of Class B common stock into an equal number of shares of Class A common stock, subject to adjustment as provided above, at any time.

Warrants — There are 19,612,500 warrants currently outstanding, including 12,937,500 public warrants and 6,675,000 Private Placement Warrants. Each warrant entitles the registered holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment as discussed below, at any time commencing 30 days after the completion of our initial business combination. However, no warrants will be exercisable for cash unless we have an effective and current registration statement covering the shares of Class A common stock issuable upon exercise of the warrants and a current prospectus relating to such shares of Class A common stock. Notwithstanding the foregoing, if a registration statement covering the shares of Class A common stock issuable upon exercise of the public warrants is not effective within a specified period following the consummation of our initial business combination, warrant holders may, until such time as there is an effective registration statement and during any period when we shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis pursuant to the exemption provided by Section 3(a)(9) of the Securities Act, provided that such exemption is available. If that exemption, or another exemption, is not available, holders will not be able to exercise their warrants on a cashless basis. In the event of such cashless exercise, each holder would pay the exercise price by surrendering the warrants for that number of shares of Class A common stock equal to the quotient obtained by dividing (x) the product of the number of shares of Class A common stock underlying the warrants, multiplied by the difference between the exercise price of the warrants and the “fair market value” (defined below) by (y) the fair market value. The “fair market value” for this purpose will mean the average reported last sale price of the shares of Class A common stock for the 5 trading days ending on the trading day prior to the date of exercise. The warrants will expire on the fifth anniversary of our completion of an initial business combination, at 5:00 p.m., New York City time, or earlier upon redemption or liquidation.

We may call the warrants for redemption, in whole and not in part, at a price of $0.01 per warrant:

•        at any time after the warrants become exercisable;

•        upon not less than 30 days’ prior written notice of redemption to each warrant holder;

•        if, and only if, the reported last sale price of the shares of Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations), for any 20 trading days within a 30 trading day period commencing at any time after the warrants become exercisable and ending on the third business day prior to the notice of redemption to warrant holders; and

•        if, and only if, there is a current registration statement in effect with respect to the shares of Class A common stock underlying such warrants.

If and when the warrants become redeemable by the Company, the Company may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws.

The Private Placement Warrants, as well as any warrants the Company issues to the Sponsor, officers, directors, initial stockholders or their affiliates in payment of Working Capital Loans made to the Company, will be identical to the public warrants underlying the Units being offered in the IPO.